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June 9, 2004

VIA EDGAR

The United States Securities
  and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  GE Capital Life Separate Account II
     GE Capital Life Assurance Company of New York
     File Nos. 333-97085; 811-08475

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of GE Capital Life Separate Account II (the "Separate Account") and GE Capital Life Assurance Company of New York (the "Company"), we certify that the form of the prospectus and the Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from the form of the prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 5 under the Securities Act of 1933 and Amendment No. 40 under the Investment Company Act of 1940 to the Registration Statement for the Company and the Separate Account, which was filed electronically and became effective on June 4, 2004.

Please contact the undersigned at (804) 281-6910 should you have any questions regarding this filing.

Sincerely,

/s/  Heather Harker

Heather Harker
Vice President, Associate General Counsel and Assistant Secretary